Expense Example - (Nomura Fixed income mutual fund - Classes A, C, and Institutional) - (Nomura Tax-Free Minnesota Fund)	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 529
Expense Example, with Redemption, 3 Years	728
Expense Example, with Redemption, 5 Years	943
Expense Example, with Redemption, 10 Years	1,562
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	259
Expense Example, with Redemption, 3 Years	524
Expense Example, with Redemption, 5 Years	914
Expense Example, with Redemption, 10 Years	2,007
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	380
Expense Example, with Redemption, 10 Years	$ 868